Research and Development	12 Months Ended
Dec. 31, 2022
Research and Development
Research and Development
12. Research and Development
R&D expenses are comprised of the following items:

	Year Ended December 31,
	2022	2021	2020
Outsourced service (i)	$44,719,065	$5,100,980	$1,241,479
Employees’ compensation	6,559,500	7,278,999	4,833,957
Other expenses	494,118	789,305	2,242,640
Travel & entertainment	84,862	110,496	39,967

Total	$51,857,545	$13,279,780	$8,358,043

(i)	Out of $44,719,065, for the twelve months ended December 31, 2022, $38,588,166 was charged under the MSA contract (refer to Note 4).